October 4, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Dreyfus Massachusetts Tax Exempt Bond Fund
811-4721; 2-96709

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced
Fund does not differ from that contained in the most recent amendment to the Fund’s
Registration Statement, electronically filed with the Securities and Exchange
Commission on September 28, 2004, pursuant to Rule 485(b).

Very truly yours,

/s/ Gina M. Casso

Gina M. Casso